Trade and Other Payables - Disclosure of Trade and Other Payables (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Financial liabilities
Trade payables	R 1,205	R 1,266
Current lease liabilities	216	197
Other liabilities	601	328
Non-financial liabilities
Short-term employee benefits accruals	888	832
Leave liabilities	794	770	R 731
Shaft related accruals	1,016	841
Other accruals	173	92
Value added tax	176	156
Income and mining tax	169	12
Total current trade and other payables	5,238	R 4,494
toll treatments
Financial liabilities
Other liabilities	R 195